Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flow from (used in) operating activities:
Net Income	$ (15,562)	$ 37,838
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	3,706	13,345
(Gain)Loss on foreign currency remeasurement	(7,415)	(138)
(Gain)Loss on short-term investments	5,806
Deferred taxes	(11,988)	522
Working capital adjustments:
Accounts receivable	493	(8,966)
Prepaid expenses, other current and non-current assets	(844)	503
Accounts payable, accrued expenses and other payables	904	794
Contract liabilities	(634)	(521)
Income tax payable		(5,602)
Other current and non-current liabilities	75,046	6,065
Net cash flows from (used in) operating activities	49,512	43,840
Cash flow from (used in) investing activities:
Purchases of intangible assets	(3)	(1)
Purchases of property and equipment	(99)	(82)
Disposals of property and equipment	6	3
Purchases of short-term investments	(235,391)
Sales of short-term investments	141,001
Net cash flows from (used in) investing activities	(94,486)	(80)
Cash flow from (used in) financing activities:
Net cash flows from (used in) financing activities:
Net foreign exchange difference on cash and cash equivalents	(4,178)	(690)
Net increase (decrease) in cash and cash equivalents	(49,152)	43,070
Cash and cash equivalents at beginning of period	242,060	63,188
Cash and cash equivalents at end of period	192,908	106,258
Cash paid during year for:
Interest
Income taxes	$ 9,334	$ 13,646